Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 5)	12 Months Ended
	Dec. 31, 2011 Well	Dec. 31, 2010 Well
Exploratory Wells Drilled
Exploratory Wells Drilled Gross Productive	0.10
Exploratory Wells Drilled Gross Non productive	0.10
Exploratory Wells Drilled Gross Productive and Non Productive	0.20
Exploratory Wells Drilled Net of Productive	0.01
Exploratory Wells Drilled Net of Non Productive	0.07
Exploratory Wells Drilled Net Productive and Non Productive	0.08
Development Wells Drilled
Development Wells Drilled Gross Productive	0.20	0.25
Development Wells Drilled Gross Non Productive	0.10
Development Wells Drilled Gross Productive and Non Productive	0.30	0.25
Development Wells Drilled Net of Productive	0.03	0.15
Development Wells Drilled Net of Non Productive	0.02
Development Wells Drilled Net Productive and Non Productive	0.05	0.15